Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.6%
		Argentina: 0.1%
3,675	(1)	Globant SA	$762,967	0.1
9,104	(2)	Telecom Argentina SA ADR	50,254	0.0
15,316	(1)	YPF SA ADR	62,949	0.0
			876,170	0.1

		Brazil: 3.1%
456,400		Ambev SA	1,242,225	0.2
39,800		Atacadao Distribuicao Comercio e Industria Ltd.	164,046	0.0
21,893	(1)	B2W Cia Digital	236,719	0.0
201,669		B3 SA - Brasil Bolsa Balcao	1,958,772	0.2
124,778		Banco Bradesco SA	519,848	0.1
23,200		Banco BTG Pactual SA	398,987	0.1
83,600		Banco do Brasil S.A.	453,449	0.1
9,300		Banco Inter SA	258,282	0.0
39,700		Banco Santander Brasil SA	280,224	0.0
67,300		BB Seguridade Participacoes SA	289,950	0.0
57,400	(1)	BRF - Brasil Foods SA	256,883	0.0
117,700		CCR SA	269,332	0.0
30,826		Centrais Eletricas Brasileiras SA	186,698	0.0
33,100		Cia de Saneamento Basico do Estado de Sao Paulo	240,929	0.0
69,900		Cia Siderurgica Nacional S.A.	468,554	0.1
25,100		Cosan SA	405,933	0.1
22,000		CPFL Energia SA	119,485	0.0
19,200		Energisa SA	154,285	0.0
20,150		Engie Brasil Energia SA	150,284	0.0
92,000		Equatorial Energia SA	404,211	0.1
111,400	(3)	Hapvida Participacoes e Investimentos SA	293,905	0.0
37,300		Hypera S.A.	212,721	0.0
104,200		JBS SA	557,224	0.1
70,700		Klabin SA	345,672	0.0
59,789		Localiza Rent a Car SA	636,698	0.1
78,176		Lojas Renner SA	590,419	0.1
289,960		Magazine Luiza SA	1,034,422	0.1
87,771	(1)	Natura & Co. Holding SA	748,961	0.1
51,100		Notre Dame Intermedica Participacoes SA	752,612	0.1
74,423		Petrobras Distribuidora SA	290,888	0.0
362,098		Petroleo Brasileiro SA	1,542,020	0.2
106,100		Raia Drogasil SA	474,266	0.1
129,800	(1)	Rumo SA	464,671	0.1
31,584		Sul America SA	192,355	0.0
73,444	(1)	Suzano SA	897,850	0.1
44,600		Telefonica Brasil SA-VIVT3	351,814	0.1
83,300		TIM SA/Brazil	187,951	0.0
38,500		Totvs S.A.	198,360	0.0
71,300		Ultrapar Participacoes SA	269,181	0.0
360,674		Vale SA	6,249,551	0.8
128,300	(1)	Via Varejo S/A	274,669	0.0
82,354		Weg S.A.	1,095,732	0.1
			26,121,038	3.1

		Chile: 0.5%
4,444,838		Banco de Chile	523,989	0.1
5,201		Banco de Credito e Inversiones SA	275,061	0.0
6,500,428		Banco Santander Chile	406,031	0.1
137,877		Cencosud SA	294,745	0.0
52,226		Cencosud Shopping SA	108,753	0.0
14,453		Cia Cervecerias Unidas SA	126,749	0.0
831,973		Colbun SA	161,906	0.0
111,671		Empresas CMPC SA	358,526	0.1
37,596		Empresas COPEC SA	464,343	0.1
3,284,667		Enel Americas SA	547,570	0.1
2,634,435	(1)	Enel Chile SA	205,069	0.0
75,372		Falabella SA	342,317	0.0
			3,815,059	0.5

		China: 35.8%
7,836	(1)	21Vianet Group, Inc. ADR	253,103	0.0
24,700		360 Security Technology, Inc. - A Shares	52,656	0.0
123,000	(1),(3)	3SBio, Inc.	108,905	0.0
2,801	(1)	51job, Inc. ADR	175,343	0.0
71,000	(2)	AAC Technologies Holdings, Inc.	361,441	0.1
15,800		AECC Aviation Power Co. Ltd. - A Shares	110,228	0.0
114,000		Agile Group Holdings, Ltd.	187,080	0.0
600,000		Agricultural Bank of China Ltd. - A Shares	311,457	0.1
2,563,000		Agricultural Bank of China Ltd. - H Shares	1,027,410	0.1
27,020		Aier Eye Hospital Group Co. Ltd. - A Shares	245,477	0.0
214,000		Air China Ltd. - H Shares	185,875	0.0
40,000	(3)	AK Medical Holdings Ltd.	51,177	0.0
184,474	(1)	Alibaba Group Holding Ltd. BABA ADR	41,825,790	5.0
390,000	(1)	Alibaba Health Information Technology Ltd.	1,114,353	0.2
1,220,000	(1)	Alibaba Pictures Group Ltd.	159,170	0.0
48,500	(3)	A-Living Smart City Services Co. Ltd - H Shares	215,907	0.0
71,000	(1)	Aluminum Corp. of China Ltd. - A Shares	41,085	0.0
412,000	(1)	Aluminum Corp. of China Ltd. - H Shares	171,243	0.0
6,300		Angel Yeast Co. Ltd. - A Shares	53,354	0.0
33,700		Anhui Conch Cement Co., Ltd. - A Shares	263,859	0.0
112,000		Anhui Conch Cement Co., Ltd. - H Shares	731,385	0.1
13,100		Anhui Gujing Distillery Co. Ltd.	184,280	0.0
2,200		Anhui Gujing Distillery Co. Ltd.	70,738	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

4,600		Anhui Kouzi Distillery Co. Ltd.	43,619	0.0
106,000		Anta Sports Products Ltd.	1,738,599	0.2
1,200		Asymchem Laboratories Tianjin Co. Ltd.	53,145	0.0
2,600		Autobio Diagnostics Co. Ltd.	43,679	0.0
5,876		Autohome, Inc. ADR	548,055	0.1
18,100		AVIC Xi'an Aircraft Industry Group Co. Ltd. - A Shares	67,052	0.0
7,900		Avic Aviation High-Technology Co. Ltd. - A Shares	30,966	0.0
52,500		Avic Capital Co. Ltd. - A Shares	32,090	0.0
28,500		AVIC Electromechanical Systems Co. Ltd.	42,461	0.0
8,000		AVIC Jonhon Optronic Technology Co. Ltd.	82,712	0.0
5,900		AVIC Shenyang Aircraft Co. Ltd. - A Shares	58,604	0.0
258,000		AviChina Industry & Technology Co. Ltd. - H Shares	173,394	0.0
4,400		AVICOPTER PLC	34,007	0.0
26,294	(1)	Baidu, Inc. ADR	5,720,260	0.7
128,700		Bank of Beijing Co. Ltd. - A Shares	94,329	0.0
26,400		Bank of Chengdu Co. Ltd. - A Shares	45,406	0.0
185,400		Bank of China Ltd. - A Shares	94,843	0.0
7,756,000		Bank of China Ltd. - H Shares	2,958,400	0.4
204,000		Bank of Communications Co. Ltd. - A Shares	154,160	0.0
876,000		Bank of Communications Co., Ltd. - H Shares	558,573	0.1
34,800		Bank of Hangzhou Co. Ltd. - A Shares	89,771	0.0
101,270		Bank of Jiangsu Co. Ltd. - A Shares	100,086	0.0
57,157		Bank of Nanjing Co. Ltd. - A Shares	88,319	0.0
41,300		Bank of Ningbo Co. Ltd. - A Shares	245,592	0.0
129,800		Bank of Shanghai Co. Ltd. - A Shares	174,229	0.0
166,500		Baoshan Iron & Steel Co. Ltd. - A Shares	205,685	0.0
5,865	(1)	Baozun, Inc. ADR	223,691	0.0
113,100		BBMG Corp. - A Shares	50,936	0.0
4,435	(1)	BeiGene Ltd. ADR	1,543,735	0.2
190,000		Beijing Capital International Airport Co., Ltd. - H Shares	148,044	0.0
21,100		Beijing Enlight Media Co. Ltd.	38,674	0.0
43,000		Beijing Enterprises Holdings Ltd.	152,194	0.0
526,000		Beijing Enterprises Water Group Ltd.	200,276	0.0
14,400		Beijing Kunlun Tech Co. Ltd. - A Shares	52,386	0.0
10,600		Beijing New Building Materials PLC	69,931	0.0
14,250		Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	111,373	0.0
10,000		Beijing Shiji Information Technology Co. Ltd. - A Shares	45,218	0.0
4,500		Beijing Shunxin Agriculture Co. Ltd.	32,256	0.0
11,300		Beijing Sinnet Technology Co. Ltd.	29,714	0.0
6,480		Beijing Tiantan Biological Products Corp. Ltd.	32,336	0.0
105,400		Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	94,302	0.0
2,900		Betta Pharmaceuticals Co. Ltd.	47,177	0.0
2,000		BGI Genomics Co. Ltd.	37,583	0.0
15,722	(1)	Bilibili, Inc. ADR	1,683,197	0.2
241,800		BOE Technology Group Co. Ltd. - A Shares	232,192	0.0
316,000		Bosideng International Holdings Ltd.	142,703	0.0
308,000		Brilliance China Automotive Holdings Ltd.	289,217	0.1
10,600		BYD Co. Ltd. - A Shares	269,136	0.1
77,000		Byd Co., Ltd. - H Shares	1,666,031	0.2
68,500		BYD Electronic International Co. Ltd.	403,790	0.1
12,000		By-health Co. Ltd.	52,552	0.0
22,800		Caitong Securities Co. Ltd. - A Shares	38,885	0.0
7,200	(1),(2),(3)	CanSino Biologics, Inc. - H Shares	273,191	0.1
895,000	(3)	CGN Power Co. Ltd. - H Shares	216,760	0.0
2,900		Changchun High & New Technology Industry Group, Inc.	201,106	0.0
39,800		Changjiang Securities Co. Ltd. - A Shares	42,977	0.0
1,300		Changzhou Xingyu Automotive Lighting Systems Co. Ltd.	37,582	0.0
11,300		Chaozhou Three-Circle Group Co. Ltd. - A Shares	72,474	0.0
5,200		Chengdu Kanghong Pharmaceutical Group Co. Ltd.	23,253	0.0
11,400	(1)	Chifeng Jilong Gold Mining Co. Ltd. - A Shares	25,473	0.0
124,000		China Aoyuan Group Ltd.	133,486	0.0
17,000		China Avionics Systems Co. Ltd.	39,273	0.0
147,500	(1),(3)	China Bohai Bank Co. Ltd. - H Shares	66,217	0.0
855,000		China Cinda Asset Management Co. Ltd. - H Shares	178,358	0.0
875,000		China CITIC Bank Corp. Ltd. - H Shares	445,031	0.1
230,000		China Communications Services Corp., Ltd. - H Shares	103,614	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

155,500		China Conch Venture Holdings Ltd.	732,628	0.1
52,700		China Construction Bank Corp. - A Shares	59,173	0.0
9,358,000		China Construction Bank - H Shares	7,888,014	1.0
50,500	(3)	China East Education Holdings Ltd.	110,188	0.0
65,400		China Eastern Airlines Corp. Ltd. - A Shares	54,600	0.0
74,000		China Education Group Holdings Ltd.	132,029	0.0
243,400		China Everbright Bank Co. Ltd. - A Shares	151,705	0.0
288,000		China Everbright Bank Co. Ltd. - H Shares	125,800	0.0
366,000		China Everbright Environment Group Ltd.	248,449	0.0
100,000		China Everbright Ltd.	130,621	0.0
174,000		China Evergrande Group	332,172	0.1
115,000	(3)	China Feihe Ltd.	326,490	0.1
419,000		China Galaxy Securities Co. Ltd. - H Shares	259,130	0.0
255,800		China Gas Holdings Ltd.	1,050,234	0.1
33,500		China Gezhouba Group Co. Ltd. - A Shares	38,762	0.0
20,300		China Greatwall Technology Group Co. Ltd.	46,215	0.0
176,000		China Hongqiao Group Ltd.	235,393	0.0
919,000	(3)	China Huarong Asset Management Co. Ltd. - H Shares	120,874	0.0
480,000	(1),(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
129,200	(1),(2),(3)	China International Capital Corp. Ltd. - H Shares	314,321	0.1
540,000		China Jinmao Holdings Group Ltd.	217,325	0.0
25,900		China Jushi Co. Ltd. - A Shares	76,421	0.0
108,000		China Lesso Group Holdings Ltd.	233,440	0.0
21,900		China Life Insurance Co. Ltd. - A Shares	106,796	0.0
712,000		China Life Insurance Co., Ltd. - H Shares	1,479,672	0.2
31,000	(1),(3)	China Literature Ltd. - H Shares	308,411	0.1
317,000		China Longyuan Power Group Corp. Ltd. - H Shares	432,946	0.1
144,000		China Medical System Holdings Ltd.	286,158	0.1
50,000		China Meidong Auto Holdings Ltd.	232,207	0.0
272,000		China Mengniu Dairy Co., Ltd.	1,566,926	0.2
131,700		China Merchants Bank Co. Ltd. - A Shares	1,030,408	0.1
371,880		China Merchants Bank Co., Ltd. - H Shares	2,849,043	0.4
40,300		China Merchants Energy Shipping Co. Ltd.	32,137	0.0
127,277		China Merchants Port Holdings Co. Ltd.	195,702	0.0
41,570		China Merchants Securities Co. Ltd. - A Shares	124,954	0.0
39,100		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	73,307	0.0
190,280		China Minsheng Banking Corp. Ltd. - A Shares	146,758	0.0
595,100		China Minsheng Banking Corp. Ltd. - H Shares	345,532	0.1
109,000		China Molybdenum Co. Ltd. - A Shares	88,522	0.0
315,000		China Molybdenum Co. Ltd. - H Shares	192,319	0.0
378,000		China National Building Material Co., Ltd. - H Shares	547,612	0.1
46,600		China National Chemical Engineering Co. Ltd. - A Shares	49,843	0.0
95,800		China National Nuclear Power Co. Ltd. - A Shares	80,513	0.0
3,400		China National Software & Service Co. Ltd.	27,906	0.0
21,600	(1)	China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	63,408	0.0
174,000		China Oilfield Services Ltd. - H Shares	179,913	0.0
370,000		China Overseas Land & Investment Ltd.	967,170	0.1
150,000		China Overseas Property Holdings Ltd.	140,443	0.0
33,403		China Pacific Insurance Group Co. Ltd. - A Shares	193,526	0.0
276,800		China Pacific Insurance Group Co., Ltd. - H Shares	1,095,595	0.1
127,700		China Petroleum & Chemical Corp. - A Shares	84,451	0.0
2,389,600		China Petroleum & Chemical Corp. - H Shares	1,265,980	0.2
489,000		China Power International Development Ltd. - H Shares	114,072	0.0
93,700		China Railway Group Ltd. - A Shares	84,588	0.0
420,000		China Railway Group Ltd. - H Shares	222,691	0.0
144,000		China Resources Beer Holdings Co Ltd.	1,134,976	0.2
246,000		China Resources Cement Holdings Ltd. - H Shares	277,492	0.1
90,000		China Resources Gas Group Ltd.	499,536	0.1
316,444		China Resources Land Ltd.	1,542,292	0.2
153,500	(3)	China Resources Pharmaceutical Group Ltd.	95,825	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

174,000		China Resources Power Holdings Co.	231,940	0.0
9,600		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	35,869	0.0
30,270		China Shenhua Energy Co. Ltd. - A Shares	93,069	0.0
341,500		China Shenhua Energy Co., Ltd. - H Shares	706,037	0.1
40,100	(1)	China Southern Airlines Co. Ltd. - A Shares	42,102	0.0
178,000	(1)	China Southern Airlines Co., Ltd. - H Shares	132,138	0.0
303,740		China State Construction Engineering Corp. Ltd. - A Shares	240,789	0.0
210,000		China State Construction International Holdings Ltd.	144,360	0.0
158,428		China Taiping Insurance Holdings Co., Ltd.	324,006	0.1
11,812		China Tourism Group Duty Free Corp. Ltd. A - Shares	554,195	0.1
4,362,000	(3)	China Tower Corp. Ltd. - H Shares	647,690	0.1
272,000		China Traditional Chinese Medicine Holdings Co. Ltd.	170,053	0.0
70,500		China Vanke Co. Ltd. - A Shares	323,527	0.1
152,600		China Vanke Co. Ltd. - H Shares	599,654	0.1
141,500		China Yangtze Power Co. Ltd. - A Shares	463,182	0.1
1,344,000	(1)	China Youzan Ltd.	442,912	0.1
112,000	(3)	China Yuhua Education Corp. Ltd.	88,057	0.0
3,300		Chongqing Brewery Co. Ltd.	56,196	0.0
27,500	(1)	Chongqing Changan Automobile Co. Ltd. - A Shares	59,836	0.0
314,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	135,470	0.0
10,200		Chongqing Zhifei Biological Products Co. Ltd. - A Shares	270,173	0.1
328,000		CIFI Holdings Group Co. Ltd.	319,163	0.1
544,000		CITIC Ltd.	516,814	0.1
89,100		CITIC Securities Co. Ltd. - A Shares	325,992	0.1
178,500		CITIC Securities Co. Ltd. - H Shares	412,581	0.1
14,000		Contemporary Amperex Technology Co. Ltd. - A Shares	695,836	0.1
23,400	(1)	COSCO SHIPPING Holdings Co. Ltd. - A Shares	48,645	0.0
294,500	(1)	COSCO Shipping Holdings Co., Ltd. - H Shares	381,168	0.1
182,000		COSCO Shipping Ports, Ltd.	132,814	0.0
727,133		Country Garden Holdings Co. Ltd.	936,012	0.1
144,000		Country Garden Services Holdings Co. Ltd. - H Shares	1,467,716	0.2
16,800		CSC Financial Co. Ltd.	81,842	0.0
889,360		CSPC Pharmaceutical Group Ltd.	1,081,287	0.1
186,000	(3)	Dali Foods Group Co. Ltd.	105,741	0.0
94,600		Daqin Railway Co. Ltd. - A Shares	101,264	0.0
4,974	(1)	Daqo New Energy Corp. ADR	375,537	0.1
2,700		DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	34,613	0.0
27,500		Dongfang Electric Corp. Ltd. - A Shares	53,537	0.0
262,000		Dongfeng Motor Group Co., Ltd. - H Shares	244,412	0.0
24,100		Dongxing Securities Co. Ltd. - A Shares	40,422	0.0
8,464	(1)	DouYu International Holdings Ltd. ADR	88,110	0.0
58,400		East Money Information Co. Ltd. - A Shares	244,411	0.0
2,900	(1)	Ecovacs Robotics Co. Ltd. - A Shares	60,700	0.0
77,800		ENN Energy Holdings Ltd.	1,254,858	0.2
10,845		Eve Energy Co. Ltd.	125,368	0.0
52,000		Ever Sunshine Lifestyle Services Group Ltd.	131,492	0.0
21,100		Everbright Securities Co. Ltd. - A Shares	52,458	0.0
41,200	(1)	Fangda Carbon New Material Co. Ltd.	51,483	0.0
210,000		Far East Horizon Ltd.	252,299	0.0
10,400		Fiberhome Telecommunication Technologies Co. Ltd.	29,291	0.0
35,400		Financial Street Holdings Co. Ltd. - A Shares	36,938	0.0
27,300		First Capital Securities Co. Ltd.	32,201	0.0
100,000		Focus Media Information Technology Co. Ltd. - A Shares	142,247	0.0
16,960		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	415,107	0.1
249,968		Fosun International Ltd.	350,944	0.1
56,000	(1)	Founder Securities Co. Ltd. - A Shares	74,565	0.0
42,100		Foxconn Industrial Internet Co. Ltd. - A Shares	92,613	0.0
1,200		Fu Jian Anjoy Foods Co. Ltd. - A Shares	38,295	0.0
10,400		Fuyao Glass Industry Group Co. Ltd. - A Shares	73,587	0.0
53,200	(3)	Fuyao Glass Industry Group Co. Ltd. - H Shares	317,331	0.1
7,200		Ganfeng Lithium Co. Ltd.	104,685	0.0
8,727	(1),(2)	GDS Holdings Ltd. ADR	707,672	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

576,000		Geely Automobile Holdings Ltd.	1,481,509	0.2
24,600		Gemdale Corp. - A Shares	45,156	0.0
110,000	(1)	Genscript Biotech Corp. - H Shares	194,820	0.0
37,300		GF Securities Co. Ltd. - A Shares	89,511	0.0
133,000		GF Securities Co. Ltd. - H Shares	204,466	0.0
2,900		Gigadevice Semiconductor Beijing, Inc.	75,939	0.0
18,800		GoerTek, Inc. - A Shares	78,386	0.0
1,161,000	(1),(2)	GOME Retail Holdings Ltd.	215,711	0.0
11,200	(1)	Gotion High-tech Co. Ltd. - A Shares	61,947	0.0
318,000		Great Wall Motor Co. Ltd. - H Shares	889,155	0.1
42,600		Greenland Holdings Corp. Ltd. - A Shares	36,442	0.0
62,000	(2)	Greentown China Holdings Ltd. - H Shares	80,231	0.0
146,000		Greentown Service Group Co. Ltd.	222,491	0.0
22,600		GRG Banking Equipment Co. Ltd. - A Shares	39,532	0.0
7,562	(1),(2)	GSX Techedu, Inc. ADR	256,201	0.0
9,500		Guangdong Haid Group Co. Ltd.	113,413	0.0
288,000		Guangdong Investment Ltd.	470,557	0.1
1,800		Guangdong Kinlong Hardware Products Co. Ltd. - A Shares	45,760	0.0
74,400	(1)	Guanghui Energy Co. Ltd. - A Shares	35,278	0.0
287,200		Guangzhou Automobile Group Co. Ltd. - H Shares	242,347	0.0
23,700		Guangzhou Baiyun International Airport Co. Ltd.	48,323	0.0
9,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	39,585	0.0
30,600		Guangzhou Haige Communications Group, Inc. Co. - A Shares	47,370	0.0
3,200		Guangzhou Kingmed Diagnostics Group Co. Ltd.	62,293	0.0
152,000		Guangzhou R&F Properties Co., Ltd. - H Shares	200,752	0.0
4,500		Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	89,595	0.0
3,100		Guangzhou Tinci Materials Technology Co. Ltd. - A Shares	38,852	0.0
3,300		Guangzhou Wondfo Biotech Co. Ltd. - A Shares	41,453	0.0
23,900		Guosen Securities Co. Ltd. - A Shares	43,729	0.0
46,600		Guotai Junan Securities Co. Ltd. - A Shares	115,789	0.0
40,040		Guoyuan Securities Co. Ltd. - A Shares	47,218	0.0
78,000	(3)	Haidilao International Holding Ltd.	534,969	0.1
43,400		Haier Smart Home Co. Ltd. - A Shares	206,890	0.0
189,800	(1)	Haier Smart Home Co. Ltd. - H Shares	764,786	0.1
67,000		Haitian International Holdings Ltd.	267,630	0.1
65,300		Haitong Securities Co. Ltd. - A Shares	110,575	0.0
262,000		Haitong Securities Co. Ltd. - H Shares	243,286	0.0
1,908,000	(1),(4),(5)	Hanergy Mobile Energy Holding Group Co Ltd.	–	–
2,800		Hangzhou First Applied Material Co. Ltd. - A Shares	36,825	0.0
7,400		Hangzhou Robam Appliances Co. Ltd. - A Shares	41,312	0.0
3,100		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	71,423	0.0
9,400	(1),(3)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	187,197	0.0
116,000	(1),(3)	Hansoh Pharmaceutical Group Co. Ltd.	556,452	0.1
6,000		Hefei Meiya Optoelectronic Technology, Inc.	38,795	0.0
20,600		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	129,326	0.0
64,000		Hengan International Group Co., Ltd.	420,822	0.1
33,320		Hengli Petrochemical Co. Ltd. - A Shares	149,763	0.0
17,800		Hengtong Optic-electric Co. Ltd. - A Shares	33,373	0.0
28,470		Hengyi Petrochemical Co. Ltd. - A Shares	63,902	0.0
95,100	(1)	Hesteel Co. Ltd. - A Shares	34,251	0.0
2,900		Hithink RoyalFlush Information Network Co. Ltd. - A Shares	53,131	0.0
50,000		Hopson Development Holdings Ltd.	180,298	0.0
48,000	(1),(3)	Hua Hong Semiconductor Ltd.	264,022	0.1
10,440		Huadong Medicine Co. Ltd. - A Shares	59,033	0.0
14,330		Hualan Biological Engineering, Inc.	87,213	0.0
380,000		Huaneng Power International, Inc. - H Shares	135,168	0.0
43,100		Huatai Securities Co. Ltd. - A Shares	111,822	0.0
143,800	(3)	Huatai Securities Co. Ltd. - H Shares	220,877	0.0
24,400		Huaxi Securities Co. Ltd. - A Shares	37,137	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

79,300		Huaxia Bank Co. Ltd. - A Shares	77,973	0.0
9,800		Huaxin Cement Co. Ltd.	35,548	0.0
20,000		Huayu Automotive Systems Co. Ltd. - A Shares	84,387	0.0
15,775	(1)	Huazhu Group Ltd. ADR	866,047	0.1
8,350		Hundsun Technologies, Inc. - A Shares	107,659	0.0
7,460	(1)	Hutchison China MediTech Ltd. ADR	210,745	0.0
7,228	(1),(2)	HUYA, Inc. ADR	140,801	0.0
14,600		Iflytek Co. Ltd. - A Shares	108,343	0.0
391,000		Industrial & Commercial Bank of China Ltd. - A Shares	330,740	0.1
5,859,000		Industrial & Commercial Bank of China - H Shares	4,214,382	0.5
131,000		Industrial Bank Co. Ltd. - A Shares	482,718	0.1
46,400		Industrial Securities Co. Ltd. - A Shares	60,029	0.0
335,300	(1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	79,931	0.0
48,400		Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	39,186	0.0
42,800		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	262,711	0.0
96,000	(1),(3)	Innovent Biologics, Inc.	981,813	0.1
9,968		Inspur Electronic Information Industry Co. Ltd.	41,848	0.0
2,000		Intco Medical Technology Co. Ltd. - A Shares	49,303	0.0
27,472	(1),(2)	iQIYI, Inc. ADR	456,585	0.1
5,900	(1)	JA Solar Technology Co. Ltd. - A Shares	26,073	0.0
5,380		Jafron Biomedical Co. Ltd.	62,571	0.0
8,900	(1)	JCET Group Co. Ltd.	46,689	0.0
27,250	(1),(3)	JD Health International, Inc.	396,403	0.1
84,304	(1)	JD.com, Inc. ADR	7,109,356	0.9
114,000		Jiangsu Expressway Co. Ltd. - H Shares	141,967	0.0
8,220		Jiangsu Hengli Hydraulic Co. Ltd.	112,656	0.0
33,848		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	477,907	0.1
7,800		Jiangsu King's Luck Brewery JSC Ltd.	58,627	0.0
22,400		Jiangsu Shagang Co. Ltd. - A Shares	30,894	0.0
9,776		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	246,853	0.0
8,500		Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	34,147	0.0
26,700		Jiangsu Zhongnan Construction Group Co. Ltd.	28,503	0.0
35,200		Jiangsu Zhongtian Technology Co. Ltd. - A Shares	61,636	0.0
124,000		Jiangxi Copper Co., Ltd. - H Shares	238,131	0.0
13,200		Jiangxi Zhengbang Technology Co. Ltd.	30,579	0.0
36,100		Jinke Properties Group Co. Ltd. - A Shares	36,374	0.0
116,000	(3)	Jinxin Fertility Group Ltd.	250,907	0.0
10,000		Jinyu Bio-Technology Co. Ltd.	29,265	0.0
1,800		JiuGui Liquor Co. Ltd. - A Shares	41,996	0.0
56,000	(1),(3)	Jiumaojiu International Holdings Ltd.	224,500	0.0
16,200	(1)	Jointown Pharmaceutical Group Co. Ltd.	44,675	0.0
5,200		Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd.	38,518	0.0
5,762	(2)	JOYY, Inc. ADR	540,072	0.1
3,800		Juewei Food Co. Ltd.	44,767	0.0
255,000		Kaisa Group Holdings Ltd. - H Shares	126,427	0.0
11,760	(1)	KE Holdings, Inc. ADR	670,085	0.1
67,000		Kingboard Holdings Ltd.	362,630	0.1
111,000		Kingboard Laminates Holdings Ltd.	241,628	0.0
237,000		Kingdee International Software Group Co., Ltd.	743,229	0.1
11,600		Kingfa Sci & Tech Co. Ltd. - A Shares	38,600	0.0
5,043	(1)	Kingsoft Cloud Holdings Ltd. ADR	198,291	0.0
83,000		Kingsoft Corp. Ltd.	555,068	0.1
24,500	(1),(3)	Koolearn Technology Holding Ltd.	55,977	0.0
18,500	(1),(3)	Kuaishou Technology	642,518	0.1
11,736	(1)	Kuang-Chi Technologies Co. Ltd. - A Shares	36,277	0.0
384,000		Kunlun Energy Co. Ltd.	405,126	0.1
7,500		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	2,306,627	0.3
122,500		KWG Group Holdings Ltd.	210,611	0.0
133,000		Lee & Man Paper Manufacturing Ltd.	122,609	0.0
706,000		Lenovo Group Ltd.	1,007,602	0.1
23,900		Lens Technology Co. Ltd. - A Shares	95,926	0.0
12,100		Lepu Medical Technology Beijing Co. Ltd. - A Shares	54,269	0.0
16,985	(1)	Li Auto, Inc. ADR	424,625	0.1
208,500		Li Ning Co. Ltd.	1,364,004	0.2
12,600		Liaoning Cheng Da Co. Ltd. - A Shares	39,329	0.0
36,600		Lingyi iTech Guangdong Co. - A Shres	45,881	0.0
128,000		Logan Group Co. Ltd.	216,186	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

8,300		Lomon Billions Group Co. Ltd.	36,486	0.0
175,500	(3)	Longfor Group Holdings Ltd.	1,164,023	0.2
23,800		LONGi Green Energy Technology Co. Ltd. - A Shares	322,238	0.1
16,489	(1),(2)	Lufax Holding Ltd. ADR	239,420	0.0
45,666		Luxshare Precision Industry Co. Ltd. - A Shares	237,279	0.0
9,300		Luzhou Laojiao Co. Ltd. - A Shares	321,326	0.1
10,790		Mango Excellent Media Co. Ltd. - A Shares	96,124	0.0
900		Maxscend Microelectronics Co. Ltd. - A Shares	84,097	0.0
24,480	(1)	Meinian Onehealth Healthcare Holdings Co. Ltd. - A Shares	57,732	0.0
351,200	(1),(3)	Meituan Class B	13,705,298	1.7
84,800		Metallurgical Corp. of China Ltd. - A Shares	44,358	0.0
70,000		Microport Scientific Corp.	397,403	0.1
19,100		Midea Group Co. Ltd. - A Shares	240,665	0.0
35,000	(1)	Ming Yuan Cloud Group Holdings Ltd.	161,739	0.0
68,000		Minth Group Ltd.	284,879	0.1
15,502		Momo, Inc. ADR	228,499	0.0
23,780		Muyuan Foods Co. Ltd. - A Shares	364,625	0.1
17,400		NanJi E-Commerce Co. Ltd.	24,449	0.0
6,760		Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	41,350	0.0
22,800		Nanjing Securities Co. Ltd.	35,389	0.0
25,900		NARI Technology Co. Ltd. - A Shares	123,587	0.0
2,800		NAURA Technology Group Co. Ltd.	61,695	0.0
14,800		NavInfo Co. Ltd.	33,058	0.0
40,510		NetEase, Inc. ADR	4,183,063	0.5
10,700		New China Life Insurance Co. Ltd. - A Shares	79,532	0.0
87,600		New China Life Insurance Co. Ltd. - H Shares	340,339	0.1
25,800		New Hope Liuhe Co. Ltd. - A Shares	78,958	0.0
150,360	(1)	New Oriental Education & Technology Group, Inc. ADR	2,105,040	0.3
172,000		Nine Dragons Paper Holdings Ltd.	252,869	0.0
8,700		Ninestar Corp. - A Shares	33,067	0.0
6,200		Ningbo Tuopu Group Co. Ltd. - A Shares	31,878	0.0
124,963	(1)	NIO, Inc. ADR	4,871,058	0.6
3,119	(1)	Noah Holdings Ltd. ADR	138,484	0.0
18,600	(1),(2),(3)	Nongfu Spring Co. Ltd. - H Shares	93,769	0.0
12,000		Offcn Education Technology Co. Ltd. - A Shares	51,787	0.0
46,100		Offshore Oil Engineering Co. Ltd.	31,894	0.0
19,100		OFILM Group Co. Ltd. - A Shares	25,394	0.0
1,820		Oppein Home Group, Inc. - A Shares	43,836	0.0
41,500		Orient Securities Co. Ltd./China - A Shares	56,262	0.0
28,200		Oriental Pearl Group Co. Ltd. - A Shares	41,382	0.0
3,200		Ovctek China, Inc.	44,193	0.0
59,200	(1)	Pacific Securities Co. Ltd./The/China	29,354	0.0
930,000		Peoples Insurance Co. Group of China Ltd. - H Shares	302,366	0.1
12,900		Perfect World Co. Ltd./China - A Shares	39,100	0.0
129,400		PetroChina Co. Ltd. - A Shares	84,943	0.0
2,064,000		PetroChina Co., Ltd. - H Shares	748,324	0.1
10,800	(3)	Pharmaron Beijing Co. Ltd. - H Shares	205,306	0.0
657,244		PICC Property & Casualty Co., Ltd. - H Shares	571,866	0.1
38,175	(1)	Pinduoduo, Inc. ADR	5,110,869	0.6
126,500		Ping An Bank Co. Ltd. - A Shares	425,856	0.1
51,300	(1),(3)	Ping An Healthcare and Technology Co. Ltd.	647,492	0.1
73,400		Ping An Insurance Group Co. of China Ltd. - A Shares	883,844	0.1
570,500		Ping An Insurance Group Co. of China Ltd. - H Shares	6,823,954	0.8
82,000		Poly Developments and Holdings Group Co. Ltd. - A Shares	178,545	0.0
12,200	(2)	Poly Property Services Co. Ltd.	85,126	0.0
91,600		Postal Savings Bank of China Co. Ltd. - A Shares	82,116	0.0
1,012,000	(3)	Postal Savings Bank of China Co. Ltd. - H Shares	758,437	0.1
82,800		Power Construction Corp. of China Ltd. - A Shares	52,156	0.0
2,200		Proya Cosmetics Co. Ltd. - A Shares	53,696	0.0
30,100		RiseSun Real Estate Development Co. Ltd. - A Shares	29,676	0.0
11,463	(1)	RLX Technology, Inc. ADR	118,757	0.0
30,800		Rongsheng Petro Chemical Co. Ltd. - A Shares	130,086	0.0
54,500		SAIC Motor Corp. Ltd. - A Shares	164,160	0.0
24,600		Sanan Optoelectronics Co. Ltd. - A Shares	87,861	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

2,000		Sangfor Technologies, Inc.	75,696	0.0
50,300		Sany Heavy Industry Co. Ltd. - A Shares	263,605	0.0
25,100		SDIC Capital Co. Ltd. - A Shares	46,924	0.0
46,400		SDIC Power Holdings Co. Ltd. - A Shares	70,388	0.0
214,000		Seazen Group Ltd.	263,002	0.0
13,600		Seazen Holdings Co. Ltd. - A Shares	101,625	0.0
25,800		SF Holding Co. Ltd. - A Shares	320,554	0.1
900		SG Micro Corp. - A Shares	31,846	0.0
53,300		Shaanxi Coal Industry Co. Ltd. - A Shares	90,309	0.0
20,964		Shandong Gold Mining Co. Ltd. - A Shares	68,496	0.0
63,500	(3)	Shandong Gold Mining Co. Ltd. - H Shares	119,771	0.0
10,700		Shandong Hualu Hengsheng Chemical Co. Ltd.	61,670	0.0
9,300		Shandong Linglong Tyre Co. Ltd. - A Shares	66,674	0.0
7,600		Shandong Sinocera Functional Material Co. Ltd.	49,536	0.0
252,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	499,711	0.1
2,400		Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	40,070	0.0
5,300		Shanghai Baosight Software Co. Ltd.	47,415	0.0
88,800		Shanghai Construction Group Co. Ltd. - A Shares	41,071	0.0
54,300	(1)	Shanghai Electric Group Co. Ltd. - A Shares	46,071	0.0
11,200		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	68,282	0.0
54,500	(2)	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	233,302	0.0
5,900		Shanghai International Airport Co. Ltd. - A Shares	52,289	0.0
51,500		Shanghai International Port Group Co. Ltd. - A Shares	37,656	0.0
118,533	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - A Shares	104,559	0.0
6,000		Shanghai M&G Stationery, Inc.	78,470	0.0
92,200		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	181,225	0.0
207,000		Shanghai Pudong Development Bank Co. Ltd. - A Shares	347,717	0.1
2,200		Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	32,059	0.0
32,400		Shanghai RAAS Blood Products Co. Ltd. - A Shares	36,869	0.0
28,064		Shanghai Yuyuan Tourist Mart Group Co. Ltd.	46,106	0.0
46,100	(1)	Shanxi Meijin Energy Co. Ltd.	50,682	0.0
30,420		Shanxi Securities Co. Ltd. - A Shares	32,720	0.0
5,200		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	265,941	0.1
48,800		Shenergy Co. Ltd. - A Shares	46,234	0.0
12,900		Shengyi Technology Co. Ltd.	44,907	0.0
4,220		Shennan Circuits Co. Ltd.	56,927	0 .0
134,800		Shenwan Hongyuan Group Co. Ltd. - A Shares	95,625	0.0
2,400		Shenzhen Goodix Technology Co. Ltd.	41,216	0.0
10,700		Shenzhen Inovance Technology Co. Ltd. - A Shares	140,295	0.0
111,250		Shenzhen International Holdings Ltd.	186,804	0.0
278,000		Shenzhen Investment Ltd.	96,684	0.0
16,900		Shenzhen Kaifa Technology Co. Ltd. - A Shares	49,645	0.0
4,900		Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	102,926	0.0
6,400		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	391,931	0.1
53,200		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	82,864	0.0
6,200		Shenzhen Sunway Communication Co. Ltd.	27,030	0.0
81,600		Shenzhou International Group Holdings Ltd.	1,706,791	0.2
9,900		Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	37,174	0.0
119,500		Shimao Group Holdings Ltd.	377,334	0.1
32,500		Sichuan Chuantou Energy Co. Ltd. - A Shares	62,235	0.0
9,900		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	33,443	0.0
4,000		Sichuan Swellfun Co. Ltd.	43,798	0.0
7,000		Silergy Corp.	577,371	0.1
1,024,250		Sino Biopharmaceutical Ltd.	1,028,190	0.1
16,000		Sinolink Securities Co. Ltd. - A Shares	33,126	0.0
130,400		Sinopharm Group Co. - H Shares	315,920	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

73,000		Sinotruk Hong Kong Ltd.	219,757	0.0
1,400		Skshu Paint Co. Ltd. - A Shares	42,649	0.0
60,000	(1),(2),(3)	Smoore International Holdings Ltd.	369,030	0.1
13,640		Songcheng Performance Development Co. Ltd. - A Shares	44,722	0.0
55,000		Southwest Securities Co. Ltd. - A Shares	39,191	0.0
6,800		Spring Airlines Co. Ltd. - A Shares	62,007	0.0
160,000		SSY Group Ltd.	93,141	0.0
187,500		Sun Art Retail Group Ltd.	153,813	0.0
250,000		Sunac China Holdings Ltd.	1,075,129	0.1
8,300		Sungrow Power Supply Co. Ltd. - A Shares	91,767	0.0
54,900		Suning.com Co. Ltd. - A Shares	57,795	0.0
70,100		Sunny Optical Technology Group Co. Ltd.	1,610,488	0.2
12,200		Sunwoda Electronic Co. Ltd.	36,439	0.0
15,600		Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	43,837	0.0
37,138	(1)	TAL Education Group ADR	1,999,881	0.2
30,500		TBEA Co. Ltd. - A Shares	52,421	0.0
86,300		TCL Technology Group Corp. - A Shares	123,734	0.0
560,100		Tencent Holdings Ltd.	44,700,212	5.4
36,920	(1)	Tencent Music Entertainment Group ADR	756,491	0.1
2,700		Thunder Software Technology Co. Ltd. - A Shares	50,513	0.0
16,600		Tianjin Zhonghuan Semiconductor Co. Ltd.	71,934	0.0
15,600		Tianshui Huatian Technology Co. Ltd. - A Shares	27,911	0.0
196,000		Tingyi Cayman Islands Holding Corp.	360,390	0.1
3,900		Toly Bread Co. Ltd.	28,572	0.0
86,800	(1)	Tongcheng-Elong Holdings Ltd.	196,454	0.0
13,600	(1)	TongFu Microelectronics Co. Ltd. - A Shares	40,615	0.0
18,000		Tonghua Dongbao Pharmaceutical Co. Ltd. - A Shares	34,125	0.0
11,400		Tongkun Group Co. Ltd.	36,065	0.0
123,400		Tongling Nonferrous Metals Group Co. Ltd. - A Shares	50,488	0.0
24,800		Tongwei Co. Ltd. - A Shares	124,987	0.0
2,000	(1)	Topchoice Medical Corp. - A Shares	76,782	0.0
121,000	(3)	Topsports International Holdings Ltd.	180,426	0.0
40,200		Transfar Zhilian Co. Ltd. - A Shares	44,567	0.0
92,000		Travelsky Technology Ltd. - H Shares	215,831	0.0
46,553	(1)	Trip.com Group Ltd. ADR	1,844,895	0.2
5,900		Tsingtao Brewery Co. Ltd. - A Shares	76,458	0.0
42,000		Tsingtao Brewery Co., Ltd. - H Shares	373,808	0.1
3,700		Unigroup Guoxin Microelectronics Co. Ltd.	60,654	0.0
127,000		Uni-President China Holdings Ltd.	154,524	0.0
16,800		Unisplendour Corp. Ltd. - A Shares	51,051	0.0
11,200		Universal Scientific Industrial Shanghai Co. Ltd. - A Shares	33,242	0.0
41,000		Vinda International Holdings Ltd.	138,813	0.0
43,769	(1)	Vipshop Holdings Ltd. ADR	1,306,942	0.2
7,900		Walvax Biotechnology Co. Ltd. - A Shares	54,658	0.0
21,300		Wanhua Chemical Group Co. Ltd. - A Shares	345,242	0.1
481,000		Want Want China Holdings Ltd.	361,389	0.1
5,455	(1)	Weibo Corp. ADR	275,259	0.0
33,300		Weichai Power Co. Ltd. - A Shares	98,345	0.0
198,000		Weichai Power Co. Ltd. - H Shares	497,055	0.1
150,000	(1),(2),(3)	Weimob, Inc.	339,068	0.1
45,220		Wens Foodstuffs Group Co. Ltd. - A Shares	116,975	0.0
29,000		Western Securities Co. Ltd. - A Shares	39,073	0.0
148,000		Wharf Holdings Ltd.	392,855	0.1
4,800		Will Semiconductor Co. Ltd. Shanghai	189,407	0.0
6,900		Wingtech Technology Co. Ltd. - A Shares	103,820	0.0
13,090		Winning Health Technology Group Co. Ltd.	32,982	0.0
7,990		Wuhan Guide Infrared Co. Ltd. - A Shares	43,743	0.0
11,700		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	39,292	0.0
23,500		Wuliangye Yibin Co. Ltd. - A Shares	966,733	0.1
12,100		WUS Printed Circuit Kunshan Co. Ltd.	31,023	0.0
11,580		WuXi AppTec Co. Ltd. - A Shares	249,164	0.0
28,768	(3)	WuXi AppTec Co. Ltd. - H Shares	568,090	0.1
314,000	(1),(3)	Wuxi Biologics Cayman, Inc.	3,959,777	0.5
5,500		Wuxi Lead Intelligent Equipment Co. Ltd. - A Shares	66,700	0.0
23,000		Wuxi Taiji Industry Co. Ltd. - A Shares	29,111	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

43,500		XCMG Construction Machinery Co. Ltd.	50,524	0.0
1,397,400	(1),(3)	Xiaomi Corp. - B Shares	4,667,467	0.6
66,700		Xinhu Zhongbao Co. Ltd. - A Shares	31,218	0.0
20,700		Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	45,082	0.0
65,252	(2)	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	123,805	0.0
404,000		Xinyi Solar Holdings Ltd.	669,650	0.1
16,415	(1),(2)	XPeng, Inc. ADR	599,312	0.1
98,000	(3)	Yadea Group Holdings Ltd.	218,313	0.0
9,900		Yantai Jereh Oilfield Services Group Co. Ltd.	53,023	0.0
196,000		Yanzhou Coal Mining Co., Ltd. - H Shares	232,436	0.0
3,700		Yealink Network Technology Corp. Ltd.	38,655	0.0
3,500		Yifeng Pharmacy Chain Co. Ltd. - A Shares	47,490	0.0
46,000		Yihai International Holding Ltd.	479,933	0.1
7,200	(1)	Yihai Kerry Arawana Holdings Co. Ltd. - A Shares	86,189	0.0
21,420		Yintai Gold Co. Ltd.	29,276	0.0
60,400		Yonghui Superstores Co. Ltd. - A Shares	62,790	0.0
23,060		Yonyou Network Technology Co. Ltd. - A Shares	126,279	0.0
730,000		Yuexiu Property Co. Ltd. - H Shares	165,667	0.0
39,392		Yum China Holdings, Inc.	2,332,400	0.3
14,560		Yunda Holding Co. Ltd. - A Shares	31,254	0.0
7,900		Yunnan Baiyao Group Co. Ltd. - A Shares	145,733	0.0
4,700		Yunnan Energy New Material Co. Ltd.	80,691	0.0
6,826	(1)	Zai Lab Ltd. ADR	910,793	0.1
3,700		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	162,699	0.0
106,500		Zhaojin Mining Industry Co. Ltd. - H Shares	97,346	0.0
47,380	(1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	51,712	0.0
12,200		Zhejiang Chint Electrics Co. Ltd. - A Shares	67,779	0.0
19,000		Zhejiang Dahua Technology Co. Ltd. - A Shares	71,799	0.0
3,220		Zhejiang Dingli Machinery Co. Ltd.	47,492	0.0
136,000		Zhejiang Expressway Co., Ltd. - H Shares	120,714	0.0
11,260		Zhejiang Huahai Pharmaceutical Co. Ltd.	44,384	0.0
7,300	(1)	Zhejiang Huayou Cobalt Co. Ltd. - A Shares	77,324	0.0
7,000		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	35,381	0.0
22,600		Zhejiang Longsheng Group Co. Ltd. - A Shares	50,114	0.0
14,800		Zhejiang NHU Co. Ltd.	86,696	0.0
23,050		Zhejiang Sanhua Intelligent Controls Co. Ltd.	72,942	0.0
4,000		Zhejiang Supor Co. Ltd.	43,738	0.0
4,100		Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	36,959	0.0
167,000		Zhenro Properties Group Ltd.	118,364	0.0
17,400		Zheshang Securities Co. Ltd. - A Shares	34,147	0.0
37,600	(1),(2),(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	229,150	0.0
4,400		Zhongji Innolight Co. Ltd.	23,747	0.0
28,300		Zhongjin Gold Corp. Ltd. - A Shares	36,239	0.0
57,500		Zhongsheng Group Holdings Ltd.	407,344	0.1
54,500		Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	204,456	0.0
123,900		Zijin Mining Group Co. Ltd. - A Shares	183,987	0.0
560,000		Zijin Mining Group Co., Ltd. - H Shares	692,557	0.1
121,400		Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	174,155	0.0
52,000		Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	101,352	0.0
22,000		ZTE Corp. - A Shares	98,404	0.0
77,240		ZTE Corp. - H Shares	197,425	0.0
40,343		ZTO Express Cayman, Inc. ADR	1,175,998	0.1
			299,202,916	35.8

		Colombia: 0.2%
25,863		Bancolombia SA	203,065	0.0
11,087		BanColombia SA ADR	354,673	0.1
484,287		Ecopetrol SA	312,921	0.1
22,799		Grupo de Inversiones Suramericana SA	135,112	0.0
44,257		Interconexion Electrica SA ESP	271,945	0.0
			1,277,716	0.2

		Cyprus: 0.1%
10,851		TCS Group Holding PLC GDR	628,884	0.1

		Czech Republic: 0.1%
15,860		CEZ AS	391,963	0.1
8,033	(1)	Komercni Banka AS	247,907	0.0
56,638	(1),(3)	Moneta Money Bank AS	211,097	0.0
			850,967	0.1

		Egypt: 0.1%
137,698		Commercial International Bank Egypt SAE	506,329	0.1
101,828		Eastern Co. SAE	73,986	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

95,517		ElSewedy Electric Co.	54,943	0.0
			635,258	0.1

		Greece: 0.1%
4,349	(1),(4)	FF Group	–	–
23,223		Hellenic Telecommunications Organization SA	372,622	0.1
10,231		Jumbo SA	187,723	0.0
19,149		OPAP S.A.	258,700	0.0
			819,045	0.1

		Hungary: 0.2%
39,692	(1)	MOL Hungarian Oil & Gas PLC	287,339	0.0
21,444	(1)	OTP Bank Nyrt	916,654	0.1
13,745		Richter Gedeon Nyrt	405,247	0.1
			1,609,240	0.2

		India: 9.1%
6,456		ACC Ltd.	168,580	0.0
39,156	(1)	Adani Green Energy Ltd.	594,117	0.1
51,390		Adani Ports & Special Economic Zone, Ltd.	494,839	0.1
71,135		Ambuja Cements Ltd.	301,299	0.0
8,901		Apollo Hospitals Enterprise Ltd.	354,186	0.0
37,292		Asian Paints Ltd.	1,297,497	0.2
29,794		Aurobindo Pharma Ltd.	360,052	0.0
15,715	(1),(3)	Avenue Supermarts Ltd.	615,699	0.1
221,700	(1)	Axis Bank Ltd.	2,128,399	0.3
7,137		Bajaj Auto Ltd.	359,157	0.0
26,548		Bajaj Finance Ltd.	1,879,503	0.2
3,832		Bajaj Finserv Ltd.	508,260	0.1
8,141		Balkrishna Industries Ltd.	188,443	0.0
71,693	(1),(3)	Bandhan Bank Ltd.	335,362	0.0
25,190		Berger Paints India Ltd.	264,101	0.0
24,668		Bharat Forge Ltd.	201,853	0.0
65,512		Bharat Petroleum Corp. Ltd.	384,889	0.1
226,995		Bharti Airtel Ltd.	1,610,188	0.2
41,069	(1)	Biocon Ltd.	230,242	0.0
9,945		Britannia Industries Ltd.	494,489	0.1
42,613		Cipla Ltd.	476,086	0.1
123,586		Coal India Ltd.	221,060	0.0
9,855		Colgate-Palmolive India Ltd.	210,596	0.0
24,974		Container Corp. Of India Ltd.	204,799	0.0
54,886		Dabur India Ltd.	406,420	0.1
13,174		Divis Laboratories Ltd.	653,837	0.1
64,999		DLF Ltd.	256,324	0.0
11,436		Dr Reddys Laboratories Ltd.	707,492	0.1
13,664		Eicher Motors Ltd.	488,321	0.1
157,764		GAIL India Ltd.	293,373	0.0
40,814		Godrej Consumer Products Ltd.	408,354	0.1
30,555		Grasim Industries Ltd.	607,787	0.1
22,997		Havells India Ltd.	331,207	0.0
107,368		HCL Technologies Ltd.	1,447,123	0.2
5,717	(3)	HDFC Asset Management Co. Ltd.	228,937	0.0
69,533	(1),(3)	HDFC Life Insurance Co., Ltd.	663,599	0.1
11,586		Hero Motocorp Ltd.	463,238	0.1
149,829		Hindalco Industries Ltd.	673,964	0.1
64,101		Hindustan Petroleum Corp. Ltd.	206,055	0.0
80,450		Hindustan Unilever Ltd.	2,683,218	0.3
166,620		Housing Development Finance Corp.	5,724,956	0.7
498,039	(1)	ICICI Bank Ltd.	3,984,028	0.5
20,460	(3)	ICICI Lombard General Insurance Co. Ltd.	402,175	0.1
38,002	(1),(3)	ICICI Prudential Life Insurance Co. Ltd.	232,032	0.0
201,712		Indian Oil Corp. Ltd.	254,062	0.0
26,263		Indraprastha Gas Ltd.	184,480	0.0
55,653		Indus Towers Ltd.	187,111	0.0
6,934		Info Edge India Ltd.	407,503	0.1
332,504		Infosys Ltd.	6,239,172	0.8
10,041	(1),(3)	InterGlobe Aviation Ltd.	224,676	0.0
6,892		Ipca Laboratories Ltd.	179,659	0.0
293,241		ITC Ltd.	877,486	0.1
85,942		JSW Steel Ltd.	553,405	0.1
7,817		Jubilant Foodworks Ltd.	312,243	0.0
54,420	(1)	Kotak Mahindra Bank Ltd.	1,310,704	0.2
65,691		Larsen & Toubro Ltd.	1,280,378	0.2
4,816	(3)	Larsen & Toubro Infotech Ltd.	267,758	0.0
23,385		Lupin Ltd.	327,179	0.0
78,593		Mahindra & Mahindra Ltd.	858,989	0.1
49,890		Marico Ltd.	281,341	0 .0
13,209		Maruti Suzuki India Ltd.	1,243,472	0.2
120,515		Motherson Sumi Systems Ltd.	333,926	0.0
170		MRF Ltd.	191,800	0.0
11,793		Muthoot Finance Ltd.	194,642	0.0
3,183		Nestle India Ltd.	748,597	0.1
414,512		NTPC Ltd.	606,516	0.1
253,966		Oil & Natural Gas Corp., Ltd.	356,003	0.0
599		Page Industries Ltd.	248,980	0.0
69,043		Petronet LNG Ltd.	212,494	0.0
8,036		PI Industries Ltd.	248,628	0.0
13,884		Pidilite Industries Ltd.	344,473	0.0
8,796		Piramal Enterprises, Ltd.	211,784	0.0
194,529		Power Grid Corp. of India Ltd.	574,901	0.1
85,760		REC Ltd.	154,472	0.0
277,938		Reliance Industries Ltd.	7,642,246	0.9
39,436	(1),(3)	SBI Life Insurance Co. Ltd.	476,481	0.1
941		Shree Cement Ltd.	379,853	0.1
18,229		Shriram Transport Finance Co. Ltd.	356,880	0.0
7,991		Siemens, Ltd.	202,239	0.0
175,777	(1)	State Bank of India	880,510	0.1
83,578		Sun Pharmaceutical Industries Ltd.	684,347	0.1
91,354		Tata Consultancy Services Ltd.	3,980,465	0.5
57,548		Tata Consumer Products Ltd.	504,176	0.1
167,785	(1)	Tata Motors Ltd.	697,302	0.1
64,834		Tata Steel Ltd.	723,323	0.1
58,298		Tech Mahindra Ltd.	792,839	0.1
33,642		Titan Co., Ltd.	719,289	0.1
5,618		Torrent Pharmaceuticals Ltd.	195,797	0.0
17,542		Trent Ltd.	180,694	0.0
11,286		Ultratech Cement Ltd.	1,043,058	0.1
29,956	(1)	United Spirits Ltd.	228,536	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

50,596		UPL Ltd.	446,273	0.1
186,766		Vedanta Ltd.	586,653	0.1
114,646		Wipro Ltd.	650,654	0.1
1,009,624	(1)	Yes Bank Ltd.	216,015	0.0
87,823		Zee Entertainment Enterprises Ltd.	245,177	0.0
			75,995,777	9.1

		Indonesia: 1.2%
1,484,900		Adaro Energy Tbk PT	120,397	0.0
717,700		Aneka Tambang Tbk	111,885	0.0
1,991,000		Astra International Tbk PT	725,608	0.1
963,200		Bank Central Asia Tbk PT	2,062,787	0.3
1,824,200		Bank Mandiri Persero TBK PT	772,871	0.1
736,100		Bank Negara Indonesia Persero Tbk PT	290,735	0.1
5,432,000		Bank Rakyat Indonesia	1,647,984	0.2
2,861,400	(1)	Barito Pacific Tbk PT	189,493	0.0
737,000		Charoen Pokphand Indonesia Tbk PT	355,634	0.1
49,000	(1)	Gudang Garam Tbk PT	122,189	0.0
271,000		Indah Kiat Pulp & Paper Tbk PT	195,437	0.0
154,700		Indocement Tunggal Prakarsa Tbk PT	130,579	0.0
224,700		Indofood CBP Sukses Makmur TBK PT	142,328	0.0
427,800		Indofood Sukses Makmur Tbk PT	194,850	0.0
2,067,700		Kalbe Farma Tbk PT	223,497	0.0
765,500	(1)	Merdeka Copper Gold Tbk PT	113,866	0.0
1,059,200		Perusahaan Gas Negara Tbk PT	96,201	0.0
1,585,900		Sarana Menara Nusantara Tbk PT	120,140	0.0
290,400		Semen Indonesia Persero Tbk PT	208,599	0.0
4,823,100		Telkom Indonesia Persero Tbk PT	1,138,424	0.2
741,300		Unilever Indonesia Tbk PT	335,562	0.1
172,300		United Tractors Tbk PT	262,490	0.0
			9,561,556	1.2

		Kuwait: 0.5%
102,385		Agility Public Warehousing Co. KSC	246,297	0.0
92,657		Boubyan Bank KSCP	185,406	0.1
148,315		Gulf Bank KSCP	107,947	0.0
391,892		Kuwait Finance House KSCP	996,275	0.1
48,817		Mabanee Co. KPSC	117,219	0.0
198,310		Mobile Telecommunications Co. KSCP	397,243	0.1
654,129		National Bank of Kuwait SAKP	1,747,097	0.2
			3,797,484	0.5

		Malaysia: 1.3%
167,700		AMMB Holdings Bhd	118,545	0.0
265,600		Axiata Group Bhd	234,004	0.0
602,800		CIMB Group Holdings Bhd	631,631	0.1
377,042		Dialog Group BHD	283,013	0.0
301,400		Digi.Com BHD	264,681	0.0
15,100		Fraser & Neave Holdings Bhd	109,448	0.0
181,600	(1)	Gamuda BHD	156,744	0.0
210,400		Genting Bhd	255,427	0.0
300,400		Genting Malaysia BHD	222,492	0.0
32,800		Genting Plantations Bhd	72,257	0.0
59,900		HAP Seng Consolidated Bhd	120,694	0.0
167,400		Hartalega Holdings Bhd	360,774	0.1
63,672		Hong Leong Bank BHD	287,526	0.1
23,092		Hong Leong Financial Group Bhd	97,105	0.0
221,500		IHH Healthcare Bhd	284,359	0.1
238,800		IOI Corp. Bhd	241,305	0.0
127,900		Kossan Rubber Industries	100,672	0.0
41,500		Kuala Lumpur Kepong Bhd	230,331	0.0
375,500		Malayan Banking BHD	747,628	0.1
105,000		Malaysia Airports Holdings Bhd	158,583	0.0
233,800		Maxis Bhd	254,973	0.0
123,700		MISC Bhd	203,662	0.0
6,700		Nestle Malaysia Bhd	218,121	0.0
235,400		Petronas Chemicals Group Bhd	454,482	0.1
29,500		Petronas Dagangan BHD	142,828	0.0
76,000		Petronas Gas BHD	293,360	0.1
61,880		PPB Group Bhd	276,084	0.1
144,900		Press Metal Aluminium Holdings Bhd	346,607	0.1
1,426,000		Public Bank BHD	1,445,208	0.2
112,200		QL Resources Bhd	163,977	0.0
162,276		RHB Bank Bhd	210,290	0.0
266,000		Sime Darby Bhd	154,083	0.0
200,600		Sime Darby Plantation Bhd	224,699	0.0
148,580		Supermax Corp. Bhd	136,702	0.0
123,700		Telekom Malaysia BHD	182,960	0.0
219,000		Tenaga Nasional BHD	534,905	0.1
476,700		Top Glove Corp. Bhd	520,200	0.1
81,700		Westports Holdings Bhd	82,847	0.0
			10,823,207	1.3

		Mexico: 1.7%
3,351,300		America Movil SAB de CV-AMXL	2,283,990	0.3
42,700		Arca Continental SAB de CV	209,954	0.0
54,100		Becle SAB de CV	123,395	0.0
1,480,021	(1)	Cemex SA de CV	1,040,529	0.1
49,900		Coca-Cola Femsa SAB de CV	229,487	0.0
302,800		Fibra Uno Administracion SA de CV	354,510	0.1
188,300		Fomento Economico Mexicano SAB de CV	1,418,733	0.2
22,595		Gruma SAB de CV	267,521	0.0
37,945	(1)	Grupo Aeroportuario del Pacifico SA de CV	396,093	0.1
20,900	(1)	Grupo Aeroportuario del Sureste SA de CV	371,178	0.1
157,200		Grupo Bimbo SAB de CV	329,944	0.0
43,600	(1)	Grupo Carso SAB de CV	118,495	0.0
253,377	(1)	Grupo Financiero Banorte	1,428,690	0.2

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

224,800	(1)	Grupo Financiero Inbursa SA	203,579	0.0
305,700		Grupo Mexico SA de CV Series B	1,611,395	0.2
236,400	(1)	Grupo Televisa S.A.	420,187	0.1
14,420	(1)	Industrias Penoles, S.A. de C.V.	186,103	0.0
51,400	(1)	Infraestructura Energetica Nova SAB de CV	198,664	0.0
149,200		Kimberly-Clark de Mexico SA de CV	255,413	0.0
30,800		Megacable Holdings SAB de CV	110,229	0.0
107,250		Orbia Advance Corp. SAB de CV	285,972	0.0
22,525		Promotora y Operadora de Infraestructura SAB de CV	171,917	0.0
8,408		Southern Copper Corp.	570,651	0.1
86,400	(1)	Telesites SAB de CV	89,488	0.0
507,000		Wal-Mart de Mexico SAB de CV	1,601,157	0.2
			14,277,274	1.7

		Pakistan: 0.0%
57,700		Habib Bank Ltd.	43,926	0.0
46,200		MCB Bank Ltd.	52,149	0.0
63,900		Oil & Gas Development Co. Ltd.	42,583	0.0
			138,658	0.0

		Peru: 0.1%
21,514	(1)	Cia de Minas Buenaventura SAA ADR	215,785	0.0
6,584		Credicorp Ltd.	899,177	0.1
			1,114,962	0.1

		Philippines: 0.6%
195,020		Aboitiz Equity Ventures, Inc.	138,794	0.0
165,500		Aboitiz Power Corp.	80,129	0.0
27,075		Ayala Corp.	413,248	0.1
780,890		Ayala Land, Inc.	553,695	0.1
131,090		Bank of the Philippine Islands	220,512	0.0
193,669		BDO Unibank, Inc.	407,506	0.1
3,515		Globe Telecom, Inc.	136,297	0.0
9,850		GT Capital Holdings, Inc.	106,173	0.0
100,520		International Container Terminal Services, Inc.	251,291	0.0
297,059		JG Summit Holdings, Inc.	365,941	0.1
43,990		Jollibee Foods Corp.	160,515	0.0
24,540		Manila Electric Co.	137,584	0.0
1,227,400		Megaworld Corp.	90,682	0.0
1,483,100		Metro Pacific Investments Corp.	114,461	0.0
182,122		Metropolitan Bank & Trust Co.	166,770	0.0
9,005		PLDT, Inc.	227,801	0.0
107,800		Puregold Price Club, Inc.	87,372	0.0
23,482		SM Investments Corp.	465,055	0.1
969,000		SM Prime Holdings, Inc.	699,642	0.1
87,840		Universal Robina Corp.	241,264	0.0
			5,064,732	0.6

		Poland: 0.6%
34,887	(1),(3)	Allegro.eu SA	491,090	0.1
17,912	(1)	Bank Polska Kasa Opieki SA	319,597	0.0
6,640	(1),(2)	CD Projekt SA	321,241	0.1
27,816		Cyfrowy Polsat SA	208,062	0.0
4,781	(1),(3)	Dino Polska SA	315,178	0.0
13,904	(1)	KGHM Polska Miedz SA	668,026	0.1
129	(1)	LPP SA	265,010	0.0
68,141	(1)	Orange Polska SA	113,451	0.0
81,521	(1)	PGE Polska Grupa Energetyczna SA	140,154	0.0
28,794		Polski Koncern Naftowy Orlen	461,867	0.1
167,306		Polskie Gornictwo Naftowe I Gazownictwo SA	254,407	0.0
85,083	(1)	Powszechna Kasa Oszczednosci Bank Polski SA	704,050	0.1
58,613	(1)	Powszechny Zaklad Ubezpieczen SA	505,178	0.1
3,489	(1)	Santander Bank Polska SA	192,846	0.0
			4,960,157	0 .6

		Qatar: 0.6%
199,185		Barwa Real Estate Co.	177,883	0.0
204,361		Commercial Bank PQSC	272,107	0.1
178,086		Industries Qatar QSC	584,960	0.1
363,875		Masraf Al Rayan	428,864	0.0
447,097		Mesaieed Petrochemical Holding Co.	228,352	0.0
84,854		Ooredoo QPSC	165,046	0.0
57,173		Qatar Electricity & Water Co. QSC	266,574	0.0
52,271		Qatar Fuel QSC	246,159	0.0
139,688		Qatar Gas Transport Co. Ltd.	121,269	0.0
79,584		Qatar International Islamic Bank QSC	190,997	0.0
114,179		Qatar Islamic Bank SAQ	516,354	0.1
439,677		Qatar National Bank QPSC	2,173,212	0.3
			5,371,777	0.6

		Romania: 0.0%
40,275		NEPI Rockcastle PLC	254,366	0.0

		Russia: 2.8%
257,750		Alrosa PJSC	360,726	0.1
1,145,508		Gazprom PJSC	3,460,271	0.4
3,538,111		Inter RAO UES PJSC	239,835	0.0
40,366		Lukoil PJSC	3,262,677	0.4
35,568		Magnit PJSC GDR	533,215	0.1
8,492	(1)	Mail.ru Group Ltd. GDR	194,020	0.0
6,194		MMC Norilsk Nickel OJSC	1,944,019	0.2
44,839		Mobile TeleSystems PJSC ADR	373,957	0.1
141,868		Moscow Exchange MICEX-RTS PJ	326,502	0.0
8,922		Novatek PJSC GDR	1,761,354	0.2
124,609		Novolipetsk Steel PJSC	398,165	0.1
14,398		PhosAgro OJSC GDR	250,813	0.0
23,600		Polymetal International PLC	462,978	0.1
3,333		Polyus PJSC	616,687	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

111,229		Rosneft Oil Co. PJSC	841,174	0.1
1,046,863		Sberbank of Russia PJSC	4,016,723	0.5
22,340		Severstal PAO	454,775	0.1
674,532		Surgutneftegas PJSC	308,274	0.0
138,335		Tatneft PJSC	1,095,242	0.1
297,728,149		VTB Bank PJSC	167,891	0.0
2,375		X5 Retail Group N.V. - FIVEL GDR	76,562	0.0
9,764		X5 Retail Group NV - FIVE GDR	315,818	0.0
29,528	(1)	Yandex NV	1,891,564	0.2
			23,353,242	2.8

		Saudi Arabia: 2.6%
4,755		Abdullah Al Othaim Markets Co.	160,259	0.0
11,772		Advanced Petrochemical Co.	229,250	0.0
119,410		Al Rajhi Bank	3,147,162	0.4
100,227	(1)	Alinma Bank	492,303	0.1
24,599		Almarai Co. JSC	341,092	0.1
57,597		Arab National Bank	321,314	0.0
37,692		Bank AlBilad	354,064	0.1
45,802		Bank Al-Jazira	191,510	0.0
57,614		Banque Saudi Fransi	513,281	0.1
6,140	(1)	Bupa Arabia for Cooperative Insurance Co.	196,152	0.0
6,503	(1)	Co for Cooperative Insurance/The	136,119	0.0
56,258	(1)	Dar Al Arkan Real Estate Development Co.	138,242	0.0
40,679	(1)	Emaar Economic City	116,061	0.0
39,021	(1)	Etihad Etisalat Co.	307,846	0.0
5,985		Jarir Marketing Co.	290,449	0.0
45,253	(1)	Mobile Telecommunications Co. Saudi Arabia	181,212	0.0
143,687		National Commercial Bank	2,036,205	0.3
38,402	(1)	National Industrialization Co.	155,447	0.0
23,413	(1)	Rabigh Refining & Petrochemical Co.	105,651	0.0
129,204		Riyad Bank	773,568	0.1
19,788		SABIC Agri-Nutrients Co.	519,631	0.1
38,940		Sahara International Petrochemical Co.	229,728	0.0
95,170		Samba Financial Group	978,311	0.1
4,265		Saudi Airlines Catering Co.	86,517	0.0
42,334	(1)	Saudi Arabian Mining Co.	644,251	0.1
205,315	(3)	Saudi Arabian Oil Co.	1,970,866	0.2
87,424		Saudi Basic Industries Corp.	2,739,364	0.3
80,108		Saudi British Bank/The	562,847	0.1
7,483		Saudi Cement Co.	132,488	0.0
81,166		Saudi Electricity Co.	508,600	0.1
23,049		Saudi Industrial Investment Group	200,035	0.0
74,728	(1)	Saudi Kayan Petrochemical Co.	318,079	0.0
58,937		Saudi Telecom Co.	1,993,961	0.3
26,170		Savola Group/The	274,532	0.0
25,336		Yanbu National Petrochemical Co.	467,997	0.1
			21,814,394	2.6

		Singapore: 0.0%
20,600	(3)	BOC Aviation Ltd.	200,479	0.0

		South Africa: 3.6%
70,210		Absa Group Ltd.	599,783	0.1
7,534		African Rainbow Minerals Ltd.	141,500	0.0
5,201		Anglo American Platinum Ltd.	758,544	0.1
40,688		AngloGold Ashanti Ltd.	885,655	0.1
38,876	(1)	Aspen Pharmacare Holdings Ltd.	379,863	0.1
32,685	(1)	Bid Corp. Ltd.	633,609	0.1
27,908	(2)	Bidvest Group Ltd.	321,845	0.0
6,785	(1)	Capitec Bank Holdings Ltd.	652,256	0.1
24,078		Clicks Group Ltd.	392,165	0.1
39,353		Discovery Ltd.	353,123	0.0
25,018		Exxaro Resources Ltd.	294,690	0.0
465,688	(2)	FirstRand Ltd.	1,627,445	0.2
86,217	(2)	Gold Fields Ltd.	810,336	0.1
335,408		Growthpoint Properties Ltd.	299,958	0.1
52,694	(1)	Harmony Gold Mining Co., Ltd.	224,690	0.0
76,544		Impala Platinum Holdings Ltd.	1,413,121	0.2
6,214		Kumba Iron Ore Ltd.	255,906	0.0
24,508		Mr Price Group Ltd.	321,020	0.0
165,152		MTN Group Ltd.	970,017	0.1
43,694		MultiChoice Group	380,517	0.1
42,390		Naspers Ltd.	10,152,847	1.2
37,162		Nedbank Group Ltd.	352,313	0.0
35,375	(1)	Northam Platinum Ltd.	614,615	0.1
434,971		Old Mutual Ltd.	372,210	0.1
72,362		Rand Merchant Investment Holdings Ltd.	150,086	0.0
14,787		Reinet Investments SCA	292,344	0.0
50,702		Remgro Ltd.	357,479	0.1
172,924		Sanlam Ltd.	698,161	0.1
55,175	(1)	Sasol Ltd.	797,246	0.1
49,480		Shoprite Holdings Ltd.	526,373	0.1
263,303	(2)	Sibanye Stillwater Ltd.	1,172,171	0.1
18,538		Spar Group Ltd.	238,407	0.0
126,452		Standard Bank Group Ltd.	1,073,552	0.1
16,106		Tiger Brands Ltd.	229,831	0.0
62,615		Vodacom Group Pty Ltd.	535,333	0.1
96,004	(1)	Woolworths Holdings Ltd./South Africa	321,555	0.0
			29,600,566	3.6

		South Korea: 11.9%
2,683	(1)	Alteogen, Inc.	213,449	0.0
3,149		Amorepacific Corp.	723,205	0.1
2,609		AMOREPACIFIC Group	150,174	0.0
790		BGF retail Co. Ltd.	110,566	0.0
6,856	(1)	Celltrion Healthcare Co. Ltd.	827,474	0.1
1,633	(1)	Celltrion Pharm, Inc.	217,764	0.0
9,420	(1)	Celltrion, Inc.	2,715,006	0.3
7,041		Cheil Worldwide, Inc.	132,615	0.0
803		CJ CheilJedang Corp.	292,181	0.0
1,542		CJ Corp.	128,601	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,068		CJ ENM Co. Ltd.	134,944	0.0
899	(1)	CJ Logistics Corp.	145,835	0.0
3,521	(1)	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	88,455	0.0
5,008		DB Insurance Co. Ltd.	209,416	0.0
18,233	(1)	Doosan Heavy Industries and Construction Co. Ltd.	210,920	0.0
5,022	(1)	Doosan Bobcat, Inc.	187,437	0.0
2,032		Douzone Bizon Co. Ltd.	177,158	0.0
1,931		E-Mart, Inc.	293,548	0.0
4,887		Fila Holdings Corp.	187,428	0.0
6,077		GS Engineering & Construction Corp.	232,141	0.0
5,201		GS Holdings Corp.	180,466	0.0
2,824		GS Retail Co. Ltd.	95,532	0.0
29,088		Hana Financial Group, Inc.	1,100,195	0.1
7,179		Hankook Tire & Technology Co. Ltd.	312,473	0.1
679		Hanmi Pharm Co. Ltd.	190,299	0.0
18,303		Hanon Systems Corp.	286,460	0.0
4,284		Hanwha Corp.	121,331	0.0
12,111	(1)	Hanwha Solutions Corp.	541,439	0.1
9,068	(1)	HLB, Inc.	316,233	0.1
3,045		Hotel Shilla Co. Ltd.	234,998	0.0
7,576		Hyundai Engineering & Construction Co. Ltd.	296,212	0.0
1,827		Hyundai Glovis Co., Ltd.	304,389	0.1
901		Hyundai Heavy Industries Holdings Co., Ltd.	232,523	0.0
6,033		Hyundai Marine & Fire Insurance Co., Ltd.	130,711	0.0
6,471		Hyundai Mobis Co. Ltd.	1,678,525	0.2
14,741		Hyundai Motor Co.	2,856,913	0.4
8,680		Hyundai Steel Co.	370,345	0.1
22,716		Industrial Bank Of Korea	184,008	0.0
5,601		Kakao Corp.	2,472,170	0.3
10,174	(1)	Kangwon Land, Inc.	228,467	0.0
38,300		KB Financial Group, Inc.	1,887,714	0.2
25,678		Kia Motors Corp.	1,887,440	0.2
2,767	(1)	KMW Co. Ltd.	158,790	0.0
6,977		Korea Aerospace Industries Ltd.	227,315	0.0
24,716		Korea Electric Power Corp.	507,069	0.1
2,687	(1)	Korea Gas Corp.	80,279	0.0
4,140		Korea Investment Holdings Co., Ltd.	314,538	0.1
3,819	(1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	452,981	0.1
825		Korea Zinc Co., Ltd.	298,717	0.1
19,401	(1)	Korean Air Lines Co. Ltd.	469,270	0.1
11,489		KT&G Corp.	827,629	0.1
1,820		Kumho Petrochemical Co. Ltd.	426,633	0.1
4,498		LG Chem Ltd.	3,218,871	0.4
9,127		LG Corp.	732,318	0.1
23,192	(1)	LG Display Co., Ltd.	469,843	0.1
10,422		LG Electronics, Inc.	1,391,387	0.2
922		LG Household & Health Care Ltd.	1,279,394	0.2
1,414		LG Innotek Co. Ltd.	258,458	0.0
21,690		LG Uplus Corp.	235,355	0.0
1,697		Lotte Chemical Corp.	453,314	0.1
2,365		Lotte Corp.	71,234	0.0
1,161		Lotte Shopping Co. Ltd.	129,860	0.0
24,800		Meritz Securities Co. Ltd.	101,286	0.0
29,207		Mirae Asset Daewoo Co., Ltd.	255,494	0.0
12,001		NAVER Corp.	4,017,963	0.5
1,611		NCSoft Corp.	1,245,212	0.2
2,122	(3)	Netmarble Corp.	243,017	0.0
11,268		NH Investment & Securities Co., Ltd.	116,456	0.0
2,412		Orion Corp./Republic of Korea	279,758	0.0
164		Ottogi Corp.	82,573	0.0
26,870		Pan Ocean Co. Ltd.	147,293	0.0
588	(1)	Pearl Abyss Corp.	160,760	0.0
7,267		POSCO	2,059,150	0.3
2,608		POSCO Chemical Co., Ltd.	360,533	0.1
1,622		S-1 Corp.	117,091	0.0
1,627	(1),(3)	Samsung Biologics Co. Ltd.	1,082,915	0.1
8,157		Samsung C&T Corp.	902,198	0.1
2,611		Samsung Card Co.	79,547	0.0
15,569	(1)	Samsung Engineering Co. Ltd.	193,674	0.0
2,997		Samsung Fire & Marine Insurance Co. Ltd.	503,629	0.1
47,105	(1)	Samsung Heavy Industries Co., Ltd.	325,232	0.1
3,389		Samsung SDS Co. Ltd.	581,733	0.1
6,339		Samsung Securities Co. Ltd.	221,896	0.0
5,515		Samsung Electro-Mechanics Co. Ltd.	920,543	0.1
464,877		Samsung Electronics Co., Ltd. 005930	33,631,351	4.0
6,596		Samsung Life Insurance Co. Ltd.	455,955	0.1
5,359		Samsung SDI Co., Ltd.	3,151,212	0.4
1,814		Seegene, Inc.	208,976	0.0
2,895		Shin Poong Pharmaceutical Co. Ltd.	219,657	0.0
42,367		Shinhan Financial Group Co., Ltd.	1,407,094	0.2
769		Shinsegae, Inc.	191,904	0.0
1,551	(1)	SK Biopharmaceuticals Co. Ltd.	142,064	0.0
743		SK Chemicals Co. Ltd.	165,276	0.0
3,434		SK Holdings Co. Ltd.	860,846	0.1
53,150		SK Hynix, Inc.	6,274,981	0.8
5,411	(1)	SK Innovation Co. Ltd.	1,054,019	0.1
3,851		SK Telecom Co., Ltd.	939,041	0.1
4,484	(1)	S-Oil Corp.	323,182	0.1
4,791		Coway Co. Ltd.	278,351	0.0
51,636		Woori Financial Group, Inc.	460,887	0.1
5,176		Yuhan Corp.	288,769	0.0
			99,341,933	11.9

		Taiwan: 13.1%
43,000		Accton Technology Corp.	418,053	0.1
301,462		Acer, Inc.	333,616	0.0
37,659		Advantech Co. Ltd.	469,768	0.1
12,000		Airtac International Group	428,041	0.1
320,243		ASE Industrial Holding Co. Ltd.	1,221,592	0.2
215,356		Asia Cement Corp.	361,642	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

3,000		ASMedia Technology, Inc.	158,360	0.0
69,000		Asustek Computer, Inc.	905,263	0.1
866,000	(1)	AU Optronics Corp.	646,051	0.1
68,000		Catcher Technology Co., Ltd.	505,331	0.1
760,079		Cathay Financial Holding Co., Ltd.	1,279,890	0.2
121,050		Chailease Holding Co. Ltd.	837,808	0.1
497,336		Chang Hwa Commercial Bank Ltd.	306,534	0.0
181,650		Cheng Shin Rubber Industry Co. Ltd.	308,015	0.0
62,816		Chicony Electronics Co. Ltd.	224,233	0.0
1,244,000		China Development Financial Holding Corp.	458,892	0.1
186,044		China Life Insurance Co., Ltd.	168,125	0.0
1,181,535		China Steel Corp.	1,074,933	0.1
372,000		Chunghwa Telecom Co., Ltd.	1,455,417	0.2
433,000		Compal Electronics, Inc.	406,546	0.1
1,692,170		CTBC Financial Holding Co. Ltd.	1,313,221	0.2
190,703		Delta Electronics, Inc.	1,944,904	0.2
1,099,989		E.Sun Financial Holding Co., Ltd.	1,007,178	0.1
18,386		Eclat Textile Co. Ltd.	309,877	0.0
237,142	(1)	Evergreen Marine Corp. Taiwan Ltd.	380,634	0.1
283,685		Far Eastern New Century Corp.	301,166	0.0
156,000		Far EasTone Telecommunications Co., Ltd.	350,457	0.0
38,891		Feng TAY Enterprise Co., Ltd.	266,500	0.0
999,101		First Financial Holding Co., Ltd.	778,399	0.1
337,600		Formosa Chemicals & Fibre Co.	1,039,477	0.1
108,000		Formosa Petrochemical Corp.	367,502	0.0
369,600		Formosa Plastics Corp.	1,312,562	0.2
91,849		Foxconn Technology Co., Ltd.	235,774	0.0
639,000		Fubon Financial Holding Co., Ltd.	1,275,138	0.2
31,000		Giant Manufacturing Co., Ltd.	374,740	0.0
21,000		Globalwafers Co. Ltd.	556,753	0.1
74,630		Highwealth Construction Corp.	113,924	0.0
26,312		Hiwin Technologies Corp.	375,005	0.1
1,215,170		HON HAI Precision Industry Co., Ltd.	5,330,605	0.6
29,000		Hotai Motor Co. Ltd.	600,319	0.1
815,421		Hua Nan Financial Holdings Co. Ltd.	533,588	0.1
823,439		Innolux Corp.	614,535	0.1
266,000		Inventec Co., Ltd.	252,164	0.0
10,000		Largan Precision Co. Ltd.	1,131,006	0.1
215,538		Lite-On Technology Corp.	478,005	0.1
146,820		MediaTek, Inc.	5,050,141	0.6
1,058,826		Mega Financial Holdings Co., Ltd.	1,184,486	0.1
68,000		Micro-Star International Co., Ltd.	417,818	0.1
499,890		Nan Ya Plastics Corp.	1,404,644	0.2
19,000		Nan Ya Printed Circuit Board Corp.	237,597	0.0
120,000		Nanya Technology Corp.	390,748	0.1
16,000		Nien Made Enterprise Co. Ltd.	223,736	0.0
57,000		Novatek Microelectronics Corp., Ltd.	1,161,109	0.1
19,000	(1)	Oneness Biotech Co. Ltd.	176,130	0.0
193,000		Pegatron Corp.	503,460	0.1
15,000		Phison Electronics Corp.	258,948	0.0
219,000		Pou Chen Corp.	254,174	0.0
71,000		Powertech Technology, Inc.	263,536	0.0
56,000		President Chain Store Corp.	535,542	0.1
280,000		Quanta Computer, Inc.	965,734	0.1
47,760		Realtek Semiconductor Corp.	833,753	0.1
81,228		Ruentex Development Co. Ltd.	141,238	0.0
322,349		Shanghai Commercial & Savings Bank Ltd./The	475,049	0.1
1,062,189		Shin Kong Financial Holding Co., Ltd.	341,575	0.0
1,018,454		SinoPac Financial Holdings Co., Ltd.	460,082	0.1
137,800		Synnex Technology International Corp.	264,081	0.0
959,816		Taishin Financial Holdings Co., Ltd.	450,994	0.1
593,111		Taiwan Business Bank	207,235	0.0
472,119		Taiwan Cement Corp.	775,409	0.1
932,939		Taiwan Cooperative Financial Holding Co. Ltd.	692,536	0.1
171,000		Taiwan High Speed Rail Corp.	188,811	0.0
158,000		Taiwan Mobile Co., Ltd.	543,777	0.1
2,398,000		Taiwan Semiconductor Manufacturing Co., Ltd.	50,499,990	6.1
109,000		Unimicron Technology Corp.	352,399	0.0
468,209		Uni-President Enterprises Corp.	1,202,322	0.1
1,155,000		United Microelectronics Corp.	2,071,678	0.3
89,000		Vanguard International Semiconductor Corp.	339,445	0.0
32,000		Walsin Technology Corp.	282,411	0.0
34,000		Win Semiconductors Corp.	469,515	0.1
289,000		Winbond Electronics Corp.	302,233	0.0
282,382		Wistron Corp.	332,980	0.0
8,000		Wiwynn Corp.	237,159	0.0
161,280		WPG Holdings Ltd.	276,596	0.0
36,537		Yageo Corp.	715,067	0.1
953,409		Yuanta Financial Holding Co., Ltd.	753,214	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

59,000		Zhen Ding Technology Holding Ltd.	250,525	0.0
			109,699,420	13.1

		Thailand: 1.8%
14,100		Advanced Info Service PCL	78,420	0.0
101,900		Advanced Info Service PCL - Foreign	566,741	0.1
409,600		Airports of Thailand PCL - Foreign	907,314	0.1
777,300		Asset World Corp. PCL - Foreign	127,289	0.0
75,600		B Grimm Power PCL - Foreign	111,164	0.0
56,400		Bangkok Bank PCL - Foreign Reg	228,015	0.0
170,600		Bangkok Commercial Asset Management PCL - Foreign	118,758	0.0
932,100		Bangkok Dusit Medical Services PCL - Foreign	645,427	0.1
760,000		Bangkok Expressway & Metro PCL - Foreign	213,263	0.0
114,800	(2)	Berli Jucker PCL - Foreign	144,495	0.0
811,200		BTS Group Holdings PCL - Foreign	250,713	0.0
43,700		Bumrungrad Hospital PCL - Foreign	190,696	0.0
32,500		Central Pattana PCL	60,839	0.0
191,200		Central Pattana PCL - Foreign	357,924	0.1
175,600	(1)	Central Retail Corp. PCL - Foreign	209,980	0.0
48,000		Charoen Pokphand Foods PCL	45,415	0.0
333,500		Charoen Pokphand Foods PCL - Foreign	315,541	0.1
72,500	(1)	CP ALL PCL	160,857	0.0
489,900	(1)	CP ALL PCL - Foreign	1,086,947	0.1
29,700		Delta Electronics Thailand PCL - Foreign	277,142	0.1
28,100		Electricity Generating PCL - Foreign	167,308	0.0
147,500		Energy Absolute PCL - Foreign	293,812	0.1
69,000		Global Power Synergy PCL - Foreign	170,609	0.0
226,000	(2)	Gulf Energy Development PCL - Foreign	242,892	0.0
75,800		Home Product Center PCL	36,017	0.0
518,851		Home Product Center PCL - Foreign	246,533	0.0
27,400		Indorama Ventures PCL	39,162	0.0
140,100		Indorama Ventures PCL - Foreign	200,239	0.0
219,800		Intouch Holdings PCL - Foreign	409,111	0.1
171,800		Kasikornbank PCL - Foreign	803,638	0.1
42,700		Krung Thai Bank PCL	16,702	0.0
284,700		Krung Thai Bank PCL - Foreign	111,359	0.0
81,000	(2)	Krungthai Card PCL - Foreign	205,426	0.0
823,600		Land & Houses PCL - Foreign	225,914	0.0
65,500	(1)	Minor International PCL	68,320	0.0
244,300	(1)	Minor International PCL - Foreign	254,818	0.1
74,500	(1)	Muangthai Capital PCL - Foreign	168,986	0.0
68,500		Osotspa PCL - Foreign	77,377	0.0
15,800		PTT Exploration & Production PCL	57,684	0.0
119,600		PTT Exploration & Production PCL - Foreign	436,648	0.1
28,500		PTT Global Chemical PCL	57,397	0.0
197,300		PTT Global Chemical PCL - Foreign	397,348	0.1
1,110,000		PTT PCL - Foreign	1,458,479	0.2
285,500		PTT Oil & Retail Business PCL	294,636	0.1
83,100		Ratch Group PCL - Foreign	136,517	0.0
48,900		Robinson PCL - Foreign	92,289	0.0
74,700		Siam Cement PCL - Foreign	955,745	0.1
74,900		Siam Commercial Bank PCL - Foreign	267,574	0.1
7,200		Siam Commercial Bank PCL	25,721	0.0
61,200		Sri Trang Gloves Thailand PCL - Foreign	80,294	0.0
74,400		Srisawad Corp. PCL - Foreign	203,209	0.0
109,900		Thai Oil PCL - Foreign	214,366	0.0
307,300		Thai Union Group PCL - Foreign	144,769	0.0
75,300		Total Access Communication PCL - Foreign	79,122	0.0
1,195,190	(2)	True Corp. PCL - Foreign	130,284	0.0
			14,867,245	1.8

		Turkey: 0.3%
306,916		Akbank Turk AS	175,144	0.0
67,540		Aselsan Elektronik Sanayi Ve Ticaret AS	122,283	0.0
44,188		BIM Birlesik Magazalar AS	378,474	0.1
137,180		Eregli Demir ve Celik Fabrikalari TAS	254,024	0.1
6,809		Ford Otomotiv Sanayi AS	159,397	0.0
91,472		Haci Omer Sabanci Holding AS	95,543	0.0
70,374		KOC Holding AS	165,950	0.0
44,574	(1)	Turk Hava Yollari	68,989	0.0
135,936		Turk Sise Ve Cam Fabrikalari	119,753	0.0
119,348		Turkcell Iletisim Hizmet AS	218,064	0.0
223,529	(1)	Turkiye Garanti Bankasi A/S	181,103	0.1
153,064	(1)	Turkiye Is Bankasi	89,595	0.0
12,029	(1)	Turkiye Petrol Rafinerileri AS	131,110	0.0
290,499	(1)	Yapi ve Kredi Bankasi AS	77,609	0.0
			2,237,038	0.3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

		United Arab Emirates: 0.5%
279,587		Abu Dhabi Commercial Bank PJSC	471,667	0.1
71,246		Abu Dhabi Islamic Bank PJSC	94,765	0.0
398,076		Aldar Properties PJSC	408,402	0.1
198,366		Dubai Islamic Bank PJSC	246,184	0.0
288,749	(1)	Emaar Malls PJSC	133,270	0.0
350,333	(1)	Emaar Properties PJSC	338,900	0.0
244,629		Emirates NBD Bank PJSC	767,298	0.1
171,454		Emirates Telecommunications Group Co. PJSC	1,010,104	0.1
265,150		First Abu Dhabi Bank PJSC	1,055,239	0.1
			4,525,829	0.5

		Total Common Stock
		(Cost $592,076,109)	772,836,389	92.6

PREFERRED STOCK: 1.9%
		Brazil: 1.1%
11,600		Alpargatas SA	75,532	0.0
435,935		Banco Bradesco SA	2,063,249	0.3
17,300		Bradespar SA	210,693	0.0
24,700		Centrais Eletricas Brasileiras SA	151,834	0.0
96,012		Cia Energetica de Minas Gerais	222,092	0.0
103,000		Cia Paranaense de Energia	130,657	0.0
107,500		Gerdau SA	574,871	0.1
471,925		Itau Unibanco Holding S.A.	2,343,422	0.3
426,687		Itausa SA	777,772	0.1
90,330		Lojas Americanas SA	357,555	0.1
463,300		Petroleo Brasileiro SA	1,991,104	0.2
			8,898,781	1.1

		Chile: 0.1%
35,953		Embotelladora Andina SA	95,318	0.0
11,184		Sociedad Quimica y Minera de Chile SA	597,827	0.1
			693,145	0.1

		Russia: 0.0%
682,836		Surgutneftegas PJSC	379,052	0.0

		South Korea: 0.7%
1,970		Hyundai Motor Co.	175,088	0.0
3,332		Hyundai Motor Co.- Series 2	290,077	0.1
689		LG Chem Ltd.	235,717	0.0
175		LG Household & Health Care Ltd.	106,062	0.0
79,818		Samsung Electronics Co., Ltd.	5,169,670	0.6
			5,976,614	0.7

		Total Preferred Stock
		(Cost $15,393,838)	15,947,592	1.9

RIGHTS: 0.0%
		Chile: 0.0%
2,085	(1)	Sociedad Quimica y Minera de Chile SA	8,328	0.0

		China: –%
3,223	(1),(4)	Zhengqi Financial Investment Holding Co. Ltd.	–	–

		Total Rights
		(Cost $–)	8,328	0.0

		Total Long-Term Investments
		(Cost $607,469,947)	788,792,309	94.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
		Repurchase Agreements: 1.1%
2,182,800	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $2,182,801, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,226,456, due 04/15/21-02/20/71)	2,182,800	0.3
2,182,764	(6)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $2,182,765, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $2,226,419, due 05/15/23-09/15/57)	2,182,764	0.3
1,683,783	(6)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,683,783, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,717,459, due 05/04/21-04/01/51)	1,683,783	0.2

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,069,978	(6) JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,069,979, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,091,378, due 07/01/22-03/01/51)	1,069,978	0.1
1,055,604	(6) Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $1,055,605, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $1,076,717, due 06/01/21-02/20/71)	1,055,604	0.1
1,203,199	(6) Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,203,201, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $1,230,818, due 01/31/22-02/15/41)	1,203,199	0.1

	Total Repurchase Agreements
	(Cost $9,378,128)	9,378,128	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.8%
40,191,000	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $40,191,000)	40,191,000	4.8

	Total Short-Term Investments
	(Cost $49,569,128)	49,569,128	5.9

	Total Investments in Securities (Cost $657,039,075)	$ 838,361,437	100.4
	Liabilities in Excess of Other Assets	(3,375,174)	(0.4)
	Net Assets	$ 834,986,263	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2021.

Sector Diversification	Percentage of Net Assets
Information Technology	19.9%
Financials	17.2
Consumer Discretionary	16.6
Communication Services	11.1
Materials	7.7
Consumer Staples	5.3
Energy	4.6
Health Care	4.2
Industrials	4.0
Real Estate	2.0
Utilities	1.9
Financial	0.0
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$876,170	$–	$–	$876,170
Brazil	26,121,038	–	–	26,121,038
Chile	3,815,059	–	–	3,815,059
China	93,343,163	205,859,753	–	299,202,916
Colombia	1,277,716	–	–	1,277,716
Cyprus	–	628,884	–	628,884
Czech Republic	–	850,967	–	850,967
Egypt	73,986	561,272	–	635,258
Greece	–	819,045	–	819,045
Hungary	–	1,609,240	–	1,609,240
India	–	75,995,777	–	75,995,777
Indonesia	335,562	9,225,994	–	9,561,556
Kuwait	302,625	3,494,859	–	3,797,484
Malaysia	681,366	10,141,841	–	10,823,207
Mexico	14,277,274	–	–	14,277,274
Pakistan	–	138,658	–	138,658
Peru	1,114,962	–	–	1,114,962
Philippines	80,129	4,984,603	–	5,064,732
Poland	208,062	4,752,095	–	4,960,157
Qatar	1,204,189	4,167,588	–	5,371,777
Romania	254,366	–	–	254,366
Russia	2,516,334	20,836,908	–	23,353,242
Saudi Arabia	3,717,430	18,096,964	–	21,814,394
Singapore	–	200,479	–	200,479
South Africa	1,279,157	28,321,409	–	29,600,566
South Korea	117,091	99,224,842	–	99,341,933
Taiwan	1,070,364	108,629,056	–	109,699,420
Thailand	374,930	14,492,315	–	14,867,245
Turkey	593,893	1,643,145	–	2,237,038
United Arab Emirates	1,010,104	3,515,725	–	4,525,829
Total Common Stock	154,644,970	618,191,419	–	772,836,389
Preferred Stock	9,591,926	6,355,666	–	15,947,592
Rights	8,328	–	–	8,328
Short-Term Investments	40,191,000	9,378,128	–	49,569,128
Total Investments, at fair value	$204,436,224	$633,925,213	$–	$838,361,437
Liabilities Table
Other Financial Instruments+
Futures	$(633,478)	$–	$–	$(633,478)
Total Liabilities	$(633,478)	$–	$–	$(633,478)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, Voya Emerging Markets Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Hanergy Mobile Energy Holding Group Co Ltd.	6/11/2019	$951,967	$–
		$951,967	$–

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	683	06/18/21	$45,163,375	$(633,478)
			$45,163,375	$(633,478)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $679,280,670.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$208,332,997
Gross Unrealized Depreciation	(48,340,964)
Net Unrealized Appreciation	$159,992,033